Consolidated Statement of Income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 25,149	€ 24,793
of which: based on Effective Interest Rate Method		€ 18,022	€ 16,806

[1]	Interest and similar income included EUR18.0billion and EUR16.8billion for the year ended December31, 2019 and 2018, respectively, calculated based on effective interest method.